Cover	Jun. 16, 2023
Cover [Abstract]
Entity Registrant Name	INFINITE GROUP, INC.
Entity Central Index Key	0000884650
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 16, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-21816
Entity Tax Identification Number	52-1490422
Entity Address Address Line 1	175 Sully’s Trail
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Pittsford
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14534
City Area Code	585
Local Phone Number	385-0610
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false